INTANGIBLE ASSETS AND GOODWILL - Key Assumptions of Goodwill Impairment (Details) - Goodwill	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Period of cash flows used in long-term growth estimate of value in use	75 years	75 years
Pipelines
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
After-tax discount rate	7.40%
Long-term growth rate	1.50%
Increase in after-tax discount rate	2.60%
Facilities
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
After-tax discount rate	7.20%
Long-term growth rate	1.80%
Increase in after-tax discount rate	2.50%
Marketing & New Ventures
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
After-tax discount rate	9.90%
Long-term growth rate	2.20%
Increase in after-tax discount rate	2.50%